OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2013
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES [Abstract]
Schedule of Other Accounts Payable and Accrued Expenses
	December 31,
	2013	2012

Employees and related accruals	$626	$442
Consultants and board of directors members	314	298
Accrual for OCS royalties payment	120	-
Accrued expenses	663	148
Other	5	53

	$1,728	$941